Income Taxes (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Income Tax Disclosure [Abstract]
Gain on divestiture			$ 4,911,760
Operating loss carryforwards	$ 1,030,000		$ 1,030,000